Leases - Schedule of Supplemental Information Related To Operating Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash flows – cash paid	$ 366	$ 375
New right-of-use assets	$ 320	$ 167
Weighted-average remaining lease term	8 years	8 years
Weighted-average discount rate	5.40%	4.70%